COMMON STOCK WARRANTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
COMMON STOCK WARRANTS
Schedule of warrant activity

		Outstanding				Outstanding
	Issuance	December 31,				December 31,
Warrant Issuance	Period	2021	Granted	Exercised	Cancelled	2022	Expiration

Convertible Notes Warrants - Senior Debt	Dec-22	—	169,597	—	—	169,597	Dec-27
Convertible Notes Warrants - Subordinated Debt	Dec-22	—	1,745,310	—	—	1,745,310	Dec-27
Private Warrants	Dec-22	—	196,256	—	—	196,256	Dec-27
Public Warrants	Dec-22	—	4,100,239	—	—	4,100,239	Dec-27
Additional Private Warrants	Dec-22	—	300,685	—	—	300,685	Dec-27
2021 preferred Series B warrants	Jan-20	111,111	—	(111,111)	—	—	Jan-30
2020 preferred Series B warrants	Apr-21	211,112	—	(211,112)	—	—	Apr-31

		322,223	6,512,087	(322,223)	—	6,512,087

Schedule of assumptions for fair value of the outstanding warrants classified as liabilities

	Exercise	Asset	Dividend	Expected	Risk-Free	Expected
As of March 31, 2023	Price	Price	Yield	Volatility	Interest Rate	Life
Convertible Notes Warrants	$11.50	$5.21	0%	55%	3.60%	4.68	years

			Black-Scholes Fair Value Assumptions
	Exercise	Asset	Dividend	Expected	Risk-Free	Expected
As of Issuance date - December 6, 2022	Price	Price	Yield	Volatility	Interest Rate	Life
Convertible Notes Warrants - Senior Debt	$11.50	$8.69	0%	40%	3.70%	5.00	years
Convertible Notes Warrants - Subordinated Debt	11.50	8.69	0%	40%	3.70%	5.00	years

	Exercise	Asset	Dividend	Expected	Risk-Free	Expected
As of December 31, 2022	Price	Price	Yield	Volatility	Interest Rate	Life
Convertible Notes Warrants - Senior Debt	$11.50	$5.56	0%	40%	4.00%	4.93	years
Convertible Notes Warrants - Subordinated Debt	11.50	5.56	0%	40%	4.00%	4.93	years

			Black-Scholes Fair Value Assumptions
	Exercise	Asset	Dividend	Expected	Risk-Free	Expected
As of December 31, 2021	Price	Price	Yield	Volatility	Interest Rate	Life
2021 preferred Series B warrants	$1.80	$2.89	0%	20%	1.52%	9.26	years
2020 preferred Series B warrants	1.80	2.89	0%	20%	1.52%	8.10	years

Schedule of change in fair value of the outstanding warrants classified as liabilities

	Warrant		Warrant
	liability,	Change in	liability,
	December 31,	fair value of	March 31,
Warrant Issuance	2022	warrants	2023
Convertible Notes Warrants	$1,991,503	$842,559	$2,834,062

	Warrant				Warrant
	liability,	Fair value of	Fair value of	Change in	liability,
	December 31,	warrants	warrants	fair value of	December 31,
Warrant Issuance	2021	granted	exercised	warrants	2022
Convertible Notes Warrants - Senior Debt	$—	$464,696	$—	$(288,315)	$176,381
Convertible Notes Warrants - Subordinated Debt	—	4,782,149	—	(2,967,027)	1,815,122
2020 preferred Series B warrants and 2021 preferred Series B warrants	562,244	—	(580,000)	17,756	—

	Warrant				Warrant
	liability,	Fair value of	Fair value of	Change in	liability,
	December 31,	warrants	warrants	fair value of	December 31,
Warrant Issuance	2020	granted	exercised	warrants	2021
2020 preferred Series B warrants and 2021 preferred Series B warrants	$228,000	$143,333	$—	$190,911	$562,244